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                                 Form N - PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            Investment Company
                                 Form N - PX

Investment Company Act file number:

811-2281
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  (Exact name of registrant as specified in charter)

The Hartford Income Shares Fund, Inc.
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  (Address of principal executive offices)

P. O. Box 2999, Hartford, Connecticut 06104-2999
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  (Name and address of agent for service)

Kevin J. Carr, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, CT  06089
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Registrant's telephone number, including area code:  (860)843-4586
Date of Fiscal year-end:   07/31
Date of reporting period:  07/01/2003 - 06/30/2004

   Item 1. Proxy Voting Record


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Account Name: The Hartford Income Shares Fund


There were no matters relating to a portfolio security considered at any shareholder meeting held during the twelve months ended June 30, 2004 with respect to which the registrant exercised its voting rights.

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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation.
   Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
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       (Registrant)


By _/s/ David M. Znamierowski _________________President________________
       (Signature & Title)


Date ____August 19, 2004__________________________________________________